Label	Element	Value
REYNOLDS BLUE CHIP GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Reynolds Blue Chip Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Reynolds Blue Chip Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 431% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	431.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (”AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies. The Total Annual Fund Operating Expenses does not correlate to the “Ratio of expenses to average net assets, net of reimbursement” or “Ratio of expenses to average net assets, before reimbursement” in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund under normal market conditions invests at least 80% of its net assets in the common stocks of “growth” companies that, in the view of the Fund’s investment adviser, are well-established in their industries and have a minimum market capitalization of at least $1 billion at the time of initial purchase (these companies are commonly referred to as “blue chip” companies). The Fund invests in securities of both domestic and foreign “blue chip” growth companies, in any industry, with the Fund’s investments in foreign companies generally being effected through American Depositary Receipts or “ADRs,” which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Although the Fund does not concentrate its investments in any industry, it may focus its investments from time to time on one or more economic sectors, including the information technology sector and the consumer discretionary sector.
The Fund’s investment adviser bases investment decisions on company-specific factors (bottom-up investment approach) and general economic conditions (top-down investment approach). When purchasing “blue chip” growth companies for the Fund, the Fund’s investment adviser looks for companies that have some or all of the following attributes:
•a presence in expanding industries
•a superior and pragmatic growth strategy
•proprietary products, processes or services
•a potential for above-average unit and earnings growth
In pursuing its investment objective, the Fund has the discretion to purchase some securities that do not meet its normal investment criteria. In particular, the Fund may invest in companies that are not now “blue chip” companies, but which the Fund’s investment adviser believes have the potential to become “blue chip” companies. These include:
•leading companies in smaller industries
•lesser known companies moving from a lower to a higher market share position within their industry group
The Fund’s investment adviser will generally sell a portfolio security when the investment adviser believes:
•the security has achieved its value potential
•changing fundamentals signal a deteriorating value potential
•other securities have a better performance potential
While this sell discipline may result in higher annual portfolio turnover rates for the Fund, it also causes the Fund to keep seeking better alternatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund under normal market conditions invests at least 80% of its net assets in the common stocks of “growth” companies that, in the view of the Fund’s investment adviser, are well-established in their industries and have a minimum market capitalization of at least $1 billion at the time of initial purchase (these companies are commonly referred to as “blue chip” companies).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compare to the performance of the S&P 500® Index, a broad-based securities market index. For additional information on this index, please see “Index Description” in this Prospectus. Please keep in mind that the Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.reynoldsfunds.com or by calling the Fund toll-free at (800) 773-9665.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 773-9665
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.reynoldsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	REYNOLDS BLUE CHIP GROWTH FUND (Total return per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 28.42% (quarter ended June 30, 2020) and the lowest total return for a quarter was -20.59% (quarter ended June 30, 2022).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions when a capital loss occurs upon the redemption of Fund shares.
REYNOLDS BLUE CHIP GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investors in the Fund may lose money.
REYNOLDS BLUE CHIP GROWTH FUND | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk - The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In particular, events like the Russian military invasion of Ukraine and the resulting actions taken by the United States and European Union in levying broad economic sanctions against Russia could continue to have adverse effects on the price and liquidity of investments, which could adversely affect financial markets, and therefore, Fund performance. Similarly, the recent conflict between Israel and Hamas in Gaza, and the threat of future hostilites in the broader Middle East region, may have similar adverse effects on market volatility and global economic growth which could adversely affect Fund performance. The impact of any epidemic, pandemic or natural disaster, such as COVID-19, or widespread fear that such events may occur, could also negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.

REYNOLDS BLUE CHIP GROWTH FUND | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk - The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.
REYNOLDS BLUE CHIP GROWTH FUND | Technology Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Technology Companies Risk - Technology companies may be subject to greater business risks and may be more sensitive to changes in economic conditions than other companies. The earnings of technology companies may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Finally, there are periods when investing in stocks of technology companies falls out of favor with investors and these stocks may underperform.

REYNOLDS BLUE CHIP GROWTH FUND | Consumer Discretionary Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Companies Risk - The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. The earnings of such companies may also be closely tied to disposable household income and consumer spending.
REYNOLDS BLUE CHIP GROWTH FUND | Medium Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Medium Capitalization Companies Risk - There is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.
REYNOLDS BLUE CHIP GROWTH FUND | Smaller Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Smaller Capitalization Companies Risk - Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, as compared to large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.
REYNOLDS BLUE CHIP GROWTH FUND | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – There are specific risks associated with investing in the securities of foreign companies, whether directly or in ADRs, not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. The value of foreign securities and ADRs may change materially at times when U.S. markets are not open for trading. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Further, with regard to the Fund’s investments in ADRs, ADRs may not track the price of the underlying securities.

REYNOLDS BLUE CHIP GROWTH FUND | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay and short-term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.
REYNOLDS BLUE CHIP GROWTH FUND | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk - After a period of historically low interest rates as a result of actions taken by the U.S. government and the Federal Reserve in response to the COVID-19 pandemic, interest rates have begun to rise over the past year, which may adversely affect Fund performance.
REYNOLDS BLUE CHIP GROWTH FUND | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk - Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

REYNOLDS BLUE CHIP GROWTH FUND | Changes In Tax Laws Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Changes in Tax Laws. Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Internal Revenue Code (some of which are set to expire in 2025). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact of them to possible changes in tax laws.
Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and who are comfortable with an investment that will fluctuate in value.

REYNOLDS BLUE CHIP GROWTH FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RBCGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,158
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,510
Annual Return 2014	rr_AnnualReturn2014	3.70%
Annual Return 2015	rr_AnnualReturn2015	1.50%
Annual Return 2016	rr_AnnualReturn2016	(4.46%)
Annual Return 2017	rr_AnnualReturn2017	24.71%
Annual Return 2018	rr_AnnualReturn2018	(3.46%)
Annual Return 2019	rr_AnnualReturn2019	25.52%
Annual Return 2020	rr_AnnualReturn2020	43.88%
Annual Return 2021	rr_AnnualReturn2021	16.51%
Annual Return 2022	rr_AnnualReturn2022	(30.09%)
Annual Return 2023	rr_AnnualReturn2023	28.83%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.83%
5 Years	rr_AverageAnnualReturnYear05	13.64%
10 Years	rr_AverageAnnualReturnYear10	8.66%
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.83%
5 Years	rr_AverageAnnualReturnYear05	11.12%
10 Years	rr_AverageAnnualReturnYear10	5.62%
REYNOLDS BLUE CHIP GROWTH FUND | REYNOLDS BLUE CHIP GROWTH FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.07%
5 Years	rr_AverageAnnualReturnYear05	10.65%
10 Years	rr_AverageAnnualReturnYear10	6.08%

[1]	Acquired Fund Fees and Expenses (”AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies. The Total Annual Fund Operating Expenses does not correlate to the “Ratio of expenses to average net assets, net of reimbursement” or “Ratio of expenses to average net assets, before reimbursement” in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[2]	Reynolds Capital Management, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary items) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 2.00%.